Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (5,559,000)	$ 285,000
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation and amortization	1,213,000	1,127,000
Amortization of forgivable loans	788,000	538,000
Stock-based compensation	211,000	590,000
Provision for doubtful accounts	162,000	237,000
Deferred tax expense	2,704,000	263,000
Amortization of deferred clearing credit	(210,000)	(200,000)
Increase in fair value of contingent consideration	18,000	12,000
Write off of employee receivable		13,000
Impairment of intangible assets	894,000
Changes in assets and liabilities
Restricted cash	(136,000)	(126,000)
Deposits with clearing organizations	(25,000)
Receivables from broker-dealers, clearing organizations and others	(2,162,000)	1,959,000
Forgivable loans	(1,132,000)	(1,257,000)
Securities owned, at fair value	(1,470,000)	174,000
Prepaid expenses	(183,000)	(795,000)
Other assets	167,000	278,000
Accounts payable, accrued expenses and other liabilities	2,012,000	(2,933,000)
Deferred clearing costs		434,000
Securities sold, but not yet purchased, at fair value	266,000	(23,000)
Net cash (used in) provided by operating activities	(2,442,000)	576,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(420,000)	(254,000)
Net cash used in investing activities	(420,000)	(254,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of shares of common stock	(86,000)	(145,000)
Net cash used in financing activities	(86,000)	(145,000)
NET (DECREASE) INCREASE IN CASH	(2,948,000)	177,000
CASH BALANCE
Beginning of the year	24,642,000	24,465,000
End of the year	21,694,000	24,642,000
Cash paid during the year for:
Interest	51,000	13,000
Income taxes, net of refunds	104,000	1,238,000
Fixed assets (acquired but not paid including capital leases of $287,000)	512,000
Dividend payable in warrants	14,055,000
Acquisition of other business
Contingent consideration payable		569,000
Gilman Ciocia, Inc. [Member]
Acquisition of other business
Identifiable intangible assets acquired		$ 569,000